As filed with the Securities and Exchange Commission on July 26, 2004 Registration No. 333-114920
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	__
Pre-Effective Amendment No. __	__
Post-Effective Amendment No. 1	X
(Check appropriate box or boxes) _________________________
Exact Name of Registrant as Specified in Charter:
WELLS FARGO FUNDS TRUST
Area Code and Telephone Number: (800) 222-8222
Address of Principal Executive Offices, including Zip Code: 525 Market Street San Francisco, California 94105 __________________________
Name and Address of Agent for Service:
C. David Messman c/o Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, California 94105
With copies to:
Robert M. Kurucza, Esq. Marco E. Adelfio, Esq. Morrison & Foerster LLP 2000 Pennsylvania Ave., N.W., Suite 5500 Washington, D.C. 20006 __________________________

It is proposed that this filing will become automatically effective pursuant to Rule 485(b).

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") on Form N-14 hereby incorporates Part A and Part B from the Trust's filing of the definitive combined proxy statement/prospectus and statement of additional information pursuant to Rule 497(b) filed on May 27, 2004 (File No. 333-114920), and portions of Part C by reference to the Registration Statement on Form N-14, filed April 27, 2004 (File No. 333-114920). This Post-Effective Amendment No. 1 is being filed to add the final tax opinion as an Exhibit to Part C of the Registration Statement.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Incorporated by reference to Item 15 of the Trust's Registration Statement on Form N-14, filed April 27, 2004 (File No. 333-114920)

ITEM 16. EXHIBITS.

All exhibits are incorporated by reference to Item 16 of the Trust's Registration Statement on Form N-14, filed April 27, 2004 (File No. 333-114920), except for the exhibit noted below:

Exhibit Number	Description
(12)	Tax Opinion of Morrison & Foerster, LLP, filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The Trust agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 (c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 26th day of July, 2004.

WELLS FARGO FUNDS TRUST
By: /s/ Carol Lorts Carol Lorts Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities indicated and on the 26th day of July, 2004.

SIGNATURES	TITLE
Karla M. Rabusch*	President and/or Principal Executive Officer
Stacie D. DeAngelo*	Treasurer and/or Principal Financial Officer
A Majority of the Trustees*
Robert C. Brown Thomas S. Goho Peter G. Gordon Richard M. Leach J. Tucker Morse Timothy J. Penny Donald C. Willeke	Trustee Trustee Trustee Trustee Trustee Trustee Trustee
*By: /s/ Carol Lorts Carol Lorts (Attorney-in-Fact)

WELLS FARGO FUNDS TRUST

N-14 Exhibit Index

Exhibit Number	Description
12	Tax Opinion of Morrison & Foerster LLP. Filed herewith.

Exh. 12

[Morrison & Foerster letterhead]

July 23, 2004

The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Wells Fargo Funds Trust
525 Market Street
San Francisco, California 94105

Re: Wells Fargo Funds Trust and The Advisors' Inner Circle Fund Reorganizations

Ladies and Gentlemen:

This opinion is being delivered to you pursuant to Sections 7(g) and 8(g) of that certain Agreement and Plan of Reorganization, dated as of March 29, 2004 (the "Agreement"), by and among Wells Fargo Funds Trust ("Wells Fargo Funds"), a Delaware statutory trust, for itself and on behalf of the Wells Fargo C&B Large Cap Value Fund, Wells Fargo C&B Mid Cap Value Fund and Wells Fargo C&B Tax-Managed Value Fund (each, an "Acquiring Fund," and, together, the "Acquiring Funds"), and The Advisors' Inner Circle Fund (the "AIC Trust"), a Massachusetts business trust, acting for itself and on behalf of the C&B Large Cap Value Portfolio, C&B Mid Cap Value Portfolio and C&B Tax-Managed Value Portfolio (each, an "Acquired Fund," and, together, the "Acquired Funds"), and (as to Section 21 of the Agreement only) Wells Fargo Funds Management, LLC, a Delaware limited liability company. Unless otherwise indicated, capitalized terms not defined herein shall have the meanings ascribed to them (or defined by reference) in the certificates delivered to us for purposes of rendering this opinion by the AIC Trust, for itself and on behalf of the Acquired Funds, and Wells Fargo Funds, for itself and on behalf of the Acquiring Funds (together, the "Certificates of Representations").

Pursuant to the Agreement, each Acquiring Fund shall acquire all of the assets and assume the liabilities of the corresponding Acquired Fund (each, a "Reorganization," and, collectively, the "Reorganizations"). The Reorganizations are further described in the combined proxy/prospectus (the "Proxy/Prospectus"), and the exhibits and appendices attached thereto, of the Acquiring Funds and Acquired Funds, as filed on Registration Statement Form N-14 with the Securities and Exchange Commission ("SEC") on May 27, 2004 (Registration No. 333-114920).

We have acted as counsel to Wells Fargo Funds in connection with the Reorganizations. As such, and for purposes of rendering this opinion, we have examined and are familiar with the Agreement, the Proxy/Prospectus and such other presently existing documents, records and matters of law as we have deemed necessary or appropriate in connection with rendering this opinion. In our examination of documents, we have assumed the authenticity of original documents, the accuracy of copies, the genuineness of signatures and the legal capacity of signatories.

In addition, we have assumed (i) that the Reorganizations will be consummated in the manner contemplated by the Proxy/Prospectus and in accordance with the provisions of the Agreement, without waiver or modification of material terms and conditions thereof, (ii) the truth and accuracy, as of the date of the Agreement and the date hereof, of the representations and warranties made by the parties to the Agreement, (iii) the truth and accuracy of the representations made to us in the Certificates of Representations, and (iv) that any representation in the Agreement or the Certificates of Representations made "to the knowledge" or similarly qualified is correct without such qualification.

The conclusion expressed herein represents our judgment of the proper treatment of certain aspects of the Reorganizations under the income tax laws of the United States based upon the Internal Revenue Code of 1986, as amended (the "Code"), U.S. Treasury Regulations promulgated thereunder, rulings and other pronouncements of the Internal Revenue Service (the "IRS") currently in effect, and judicial decisions, all of which are subject to change, prospectively or retroactively. No assurance can be given that such changes will not take place, or that such changes would not affect the conclusion expressed herein. Furthermore, our opinion represents only our best judgment of how a court would conclude if presented with the issues addressed herein and is not binding upon either the IRS or any court. Thus, no assurance can be given that a position taken in reliance on our opinion will not be challenged by the IRS or will be sustained by a court.

Our opinion relates solely to the tax consequences of the Reorganizations under the federal income tax laws of the United States, and we express no opinion (and no opinion should be inferred) regarding the tax consequences of the Reorganizations under the laws of any other jurisdiction. This opinion addresses only the specific issues set forth below, and does not address any other tax consequences that may result from the Reorganizations or any other transaction (including any transaction undertaken in connection with the Reorganizations).

No opinion is expressed as to any transaction other than the Reorganizations as effected by the Agreement or as to any transaction whatsoever, including the Reorganizations, if all of the transactions described in the Agreement are not consummated in accordance with the terms of the Agreement and without waiver or breach of any material provision thereof, or if all the representations, warranties, statements and assumptions upon which we rely are not true and accurate at all relevant times. In the event any one of the statements, representations, warranties or assumptions upon which we rely to issue this opinion is incorrect, our opinion might be adversely affected and may not be relied upon.

We have not independently investigated or verified the validity of any representations made in connection with the Reorganizations or this opinion upon which we have relied in rendering this opinion. We also note that the tax consequences addressed herein may depend upon the actual occurrence of events in the future, which events may or may not be consistent with such representations. To the extent the facts differ from those relied on and assumed herein, our opinion should not be relied upon.

Based upon the foregoing and subject to the following paragraph, we are of the opinion that each Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and that each Acquiring Fund and its corresponding Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code, with respect to each Reorganization, and, correspondingly:

(1) no gain or loss will be recognized by an Acquired Fund upon the transfer of its assets to its corresponding Acquiring Fund solely in exchange for the corresponding Acquiring Fund Shares or upon the distribution of the corresponding Acquiring Fund Shares in complete liquidation of the Acquired Fund;

(2) no gain or loss will be recognized by an Acquiring Fund upon receipt of the Acquired Fund assets by the corresponding Acquiring Fund solely in exchange for the corresponding Acquiring Fund Shares;

(3) no gain or loss will be recognized by an Acquired Fund shareholder upon the exchange of the Acquired Fund shares held by such Acquired Fund shareholder solely for corresponding Acquiring Fund Shares;

(4) the tax basis to an Acquiring Fund of the assets of the corresponding Acquired Fund will be, in each instance, the same as the tax basis of such assets in the hands of such Acquired Fund immediately prior to the Reorganization;

(5) the tax basis of the Acquiring Fund Shares to be received by each shareholder of the corresponding Acquired Fund will be the same as the tax basis of the corresponding Acquired Fund Shares surrendered in exchange therefor;

(6) the holding period of an Acquiring Fund with respect to the assets received from the corresponding Acquired Fund in the Reorganization will include the holding period for such assets in the hands of such Acquired Fund;

(7) the holding period of the Acquiring Fund Shares to be received by each shareholder of the corresponding Acquired Fund will include the holding period for which such shareholder held the corresponding Acquired Fund Shares exchanged therefor provided that such Acquired Fund Shares are capital assets in the hands of such shareholder as of the Closing Date; and

(8) the Acquiring Fund will succeed to and take into account the items of the corresponding Acquired Fund described in Section 381(c) of the Code as if the transactions contemplated by the Agreement had not occurred.

This opinion is being delivered to you pursuant to Sections 7(g) and 8(g) of the Agreement and may not be relied upon for any other purpose. Although you (and each of your employees, representatives, or other agents) may disclose to any and all persons, without limitation of any kind, the United States federal tax treatment and United States federal tax structure of the Reorganizations and all materials of any kind that were provided to you by us relating to such tax treatment and tax structure, this opinion is intended solely for your benefit. You may not authorize any other person or entity to rely on this opinion, or otherwise make this opinion available for the benefit of any other person or entity, without our prior written consent.

Very truly yours,

Prepared by: Josephine C. Choy

Reviewed by: Raj Tanden
Stephen L. Feldman
Signed by: Marco E. Adelfio